Taxation (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year
(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2021 £ million	2020 £ million	2019 £ million	2021 £ million	2020 £ million	2019 £ million	2021 £ million	2020 £ million	2019 £ million
Current tax
Current year	100	108	150	684	589	713	784	697	863
Adjustments in respect of prior years	1	6	(3)	28	(25)	52	29	(19)	49
	101	114	147	712	564	765	813	678	912
Deferred tax
Origination and reversal of temporary differences	13	24	29	18	(143)	(19)	31	(119)	10
Changes in tax rates	46	6	(2)	32	39	(52)	78	45	(54)
Adjustments in respect of prior years	8	—	5	(23)	(15)	25	(15)	(15)	30
	67	30	32	27	(119)	(46)	94	(89)	(14)
Taxation on profit	168	144	179	739	445	719	907	589	898

Schedule of exceptional tax (credits)/charges
(b) Exceptional tax charges/(credits)
The taxation charge includes the following exceptional items:

	2021 £ million	2020 £ million	2019 £ million
Tax rate change in the United Kingdom(i)	46	—	—
Tax rate change in the Netherlands(ii)	42	—	(51)
Donations(iii)	(5)	—	—
Obsolete inventories	1	(7)	—
Substitution drawback	1	20	—
Guaranteed minimum pension equalisation	(1)	—	(4)
Brand and tangible asset impairment(iv)	—	(165)	—
Other items	—	(2)	—
French tax audit settlement(v)	—	—	61
Sale of businesses and brands	—	—	33
	84	(154)	39
(i) On 24 May 2021, legislation was substantively enacted in the UK to increase the corporate tax rate to 25% with effect from 1 April 2023. As a result of the change, an exceptional tax charge of £46 million was recognised for the year ended 30 June 2021 in relation to the remeasurement of deferred tax assets and liabilities. In addition, there was a one-off charge of £48 million to other comprehensive income and equity, mainly in respect of the remeasurement of the deferred tax liabilities on the post employment assets.
(ii) On 15 December 2020, legislation was substantively enacted in the Netherlands to maintain the headline corporate tax rate at 25%, reversing a previously enacted reduction in the corporate tax rate to 21.7% from 2021. As a result of the change, an exceptional tax charge of £42 million was recognised for the year ended 30 June 2021 in relation to the remeasurement of deferred tax liabilities. During the year ended 30 June 2019 the Dutch Senate agreed to a phased reduction in the Dutch corporate tax rate which was expected to be effective from 1 January 2020. An exceptional tax credit of £51 million was recorded in the year ended 30 June 2019 principally from the remeasurement of deferred tax liabilities in respect of the Ketel One vodka distribution rights from 25% to a then enacted tax rate of 20.5%. During the year ended 30 June 2020 the Dutch Senate enacted an increased tax rate of 21.7%, giving rise to a £12 million tax charge which was recognised as underlying tax charge.
(iii) As disclosed in the 2020 Annual Report, Diageo launched the “Raising the Bar” programme to support pubs and bars to welcome customers back and recover following the Covid-19 pandemic including a commitment of $100 million (£81 million) over a period of up to two years from 1 July 2020. Due to uncertainty on the precise nature of the spend, it could not be determined whether the amounts were deductible for tax purposes in future periods. As a result, no deferred tax asset was recognised in respect of the provision for the year ended 30 June 2020. In 2021, additional information regarding the nature of the spend was available and this has been re-assessed and a £5 million exceptional tax credit has been recognised mainly in respect of spent in the United States, United Kingdom and Ireland for the year ended 30 June 2021.
(iv)     During the year ended 30 June 2020 the exceptional tax credit of £165 million consists of the impairment of the Windsor and USL brands of £105 million and £25 million, respectively, exceptional tax credits in respect of fixed assets impairments in Nigeria and Ethiopia of £25 million and £10 million, respectively.
(v) As disclosed in the 2019 Annual Report, in July 2019 Diageo reached a resolution with the French tax authorities on the treatment of interest costs for all open periods which resulted in a total exceptional charge of €100 million (£88 million), comprising a tax charge of €69 million (£61 million), penalties of €21 million (£18 million) and interest of €10 million (£9 million) This brought to a close all open issues with the French tax authorities for periods up to and including 30 June 2017.
Schedule of taxation rate reconciliation and factors that may affect future tax charges
(c) Taxation rate reconciliation and factors that may affect future tax charges

	2021 £ million	2021%	2020 £ million	2020%	2019 £ million	2019%
Profit before taxation	3,706		2,043		4,235
Notional charge at UK corporation tax rate	704	19.0	388	19.0	805	19.0
Elimination of notional tax on share of after tax results of associates and joint ventures	(63)	(1.7)	(54)	(2.6)	(59)	(1.4)
Differences in overseas tax rates	128	3.5	53	2.6	106	2.5
Effect of intra-group financing	—	—	(13)	(0.6)	(34)	(0.8)
Non taxable gain on disposals of businesses	(2)	(0.1)	—	—	(3)	—
Step-up gain	—	—	(2)	(0.1)	—	—
Other tax rate and tax base differences	—	—	(47)	(2.3)	(79)	(1.9)
Other items not chargeable	(52)	(1.4)	(60)	(3.0)	(51)	(1.2)
Impairment	—	—	135	6.6	—	—
Non deductible losses on disposals of businesses	—	—	6	0.3	—	—
Other items not deductible(i)	67	1.8	115	5.6	122	2.9
Irrecoverable withholding taxes	25	0.7	36	1.7	24	0.6
Movement in provision related to uncertain tax positions(ii)	1	—	6	0.3	98	2.3
Changes in tax rates(iii)	78	2.1	45	2.2	(54)	(1.3)
Fair value adjustment in respect of assets held for sale	—	—	—	—	1	—
Adjustments in respect of prior years(iv)	21	0.6	(19)	(0.9)	22	0.5
Taxation on profit	907	24.5	589	28.8	898	21.2
Tax rate before exceptional items	—	22.2	—	21.7	—	20.6
(i) Other items not deductible include additional state and local taxes and other expenses.
(ii) Movement in provision related to uncertain tax positions includes both current and prior year related uncertain tax position movements. Movement in provision related to uncertain tax positions for the year ended 30 June 2019 includes £61 million exceptional tax charge in respect of the French tax audit settlement.
(iii)    Changes in tax rates for the year ended 30 June 2021 mainly due to the tax rate change in the Netherlands and the United Kingdom. Changes in tax rates for the year ended 30 June 2020 mainly due to the Netherlands, UK, India and Kenya. Changes in tax rates for the year ended 30 June 2019 principally arose from the tax rate change in the Netherlands.
(iv)    Excludes prior year movement in provisions.
(1)     As part of an exercise undertaken to amend the policy as to how items are presented, the tax rate reconciliation table has been restructured to separately show irrecoverable withholding tax and movements in provisions related to uncertain tax positions, previously reflected within other items not deductible, in order to provide more relevant information. The UK transfer pricing adjustments included for the years ended 2020 and 2019 have also been reclassified to other tax rate and tax base differences to better reflect their nature, previously included within other items not chargeable.

Schedule of deferred tax assets and liabilities
(d) Deferred tax assets and liabilities
The amounts of deferred tax accounted for in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment £ million	Intangible assets £ million	Post employment plans £ million	Tax losses £ million	Other temporary differences(i) £ million	Total £ million
At 30 June 2019	(349)	(1,795)	(38)	24	264	(1,894)
Exchange differences	—	12	1	(1)	(7)	5
Recognised in income statement – continuing operations	(10)	115	(5)	7	27	134
Reclassification	8	6	—	(3)	(11)	—
Recognised in other comprehensive loss and equity	—	(3)	(16)	34	(33)	(18)
Tax rate change – recognised in income statement	11	(52)	2	—	(6)	(45)
Tax rate change – recognised in other comprehensive loss and equity	—	—	(16)	—	—	(16)
Acquisition of subsidiaries	—	(19)	—	—	—	(19)
At 30 June 2020	(340)	(1,736)	(72)	61	234	(1,853)
Exchange differences	26	176	(7)	(5)	(17)	173
Recognised in income statement – continuing operations	(28)	(19)	2	—	29	(16)
Reclassification	—	7	—	—	(7)	—
Recognised in other comprehensive loss and equity	—	—	(6)	—	(2)	(8)
Tax rate change – recognised in income statement	(39)	(48)	(2)	1	10	(78)
Tax rate change – recognised in other comprehensive loss and equity	—	—	(44)	—	(4)	(48)
Acquisition of subsidiaries	—	(16)	—	—	1	(15)
At 30 June 2021	(381)	(1,636)	(129)	57	244	(1,845)
(i) Deferred tax on other temporary differences includes fair value movement on cross-currency swaps, interest and finance costs, restructuring provisions, share-based payments and intra group sales of products.
Schedule of net deferred assets and liabilities
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax liability comprises:

	2021 £ million	2020 £ million
Deferred tax assets	100	119
Deferred tax liabilities	(1,945)	(1,972)
	(1,845)	(1,853)

Schedule of unrecognized deferred tax assets and liabilities
(e) Unrecognised deferred tax assets
The table below shows the tax value of tax losses which has not been recognised due to uncertainty over their utilisation in future periods. The gross value of those losses is £708 million (2020 – £809 million).

	2021 £ million	2020 £ million
Capital losses – indefinite	105	76
Trading losses – indefinite	23	30
Trading and Capital losses – expiry dates up to 2030	50	70
	178	176